Expense Example	Oct. 31, 2025 USD ($)
Mast HedgeIndex Corporate Arbitrage ETF | Mast HedgeIndex Corporate Arbitrage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Mast HedgeIndex Managed Futures Strategy ETF | Mast HedgeIndex Managed Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Mast HedgeIndex Adaptive Equities ETF | Mast HedgeIndex Adaptive Equities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Mast HedgeIndex Strategic Commodities ETF | Mast HedgeIndex Strategic Commodities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208